Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Total cost of consulting services	$ 0	$ 0	$ 0	$ 95,000
Accounts payable
Other short-term liability						$ 3,201
Consulting Services
Related Party Transactions (Details) [Line Items]
Related party transaction expense					88,000	208,000
Marketing Services
Related Party Transactions (Details) [Line Items]
Related party transaction expense					$ 0	341,000
Other short-term liability						$ 3,201